Transactions and balances with related parties - Key management (Details) - Key Management Personnel of Entity or Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income
Short-term employee benefits	$ 3,636	$ 3,528	$ 3,332
Other benefits	78	40	114
Share-based compensation	1,392	2,070	1,858
Total	$ 5,106	$ 5,638	$ 5,304